Offerings - Offering: 1	Jan. 30, 2026 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	3,108,000
Proposed Maximum Offering Price per Unit	0.4
Maximum Aggregate Offering Price	$ 1,243,200
Offering Note
(1)

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $0.40 per share, which is the closing price of the registrant’s common stock on January 29, 2026 on the OTCQX market maintained by OTC Markets Group, Inc.

(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(i) under the Securities Act.